Goodwill and Intangible Assets - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 2,700,000	$ 0	$ 3,512,000	$ 0	$ 318,054
Trade Names
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)					10 years
Amortization expense			$ 792,000
Trade Names | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)			3 years
Trade Names | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)			15 years
Technology and Intellectual Property
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)					10 years
Amortization expense			$ 2,037,000
Technology and Intellectual Property | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)			5 years
Technology and Intellectual Property | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)			10 years
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)					10 years
Amortization expense			$ 683,000
Customer Relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)			10 years
Customer Relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)			17 years